Information about Geographic Areas and Major Customers (Tables)	9 Months Ended
Jun. 30, 2012
Revenue from external customers and Long Lived assets attributable for foreign countries [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]

	Nine Months Ended June 30,
	2012	2011
Balanced	$423.4	$421.4
Sweetened	178.9	189.0
Unsweetened	109.4	120.0
	$711.7	$730.4